Supplemental Cash Flow Information - Additional Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash interest paid	$ 34.3	$ 47.9	$ 61.8